Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Commitments and Contingencies

Note 14 - Commitments and Contingencies

Contingencies

On March 23, 2021, Mr. Hengwei Chen filed a lawsuit against Shangchi Automobile and the Company for a debt dispute of approximately $1.6 million (RMB11.35 million). Mr. Chen was the former general manager of Shangchi Automobile before the Company acquired Shangchi Automobile in 2017. On December 15, 2021, the Court ordered Shangchi Automobile to pay Mr. Hengwei Chen approximately $1.3 million (RMB8.95 million). The Company filed an appeal on January 4, 2022, but the Court made the final judgement to maintain the original ruling on June 29, 2022. The Company recorded the disputed amount and further accrued interest of $0.7 million (RMB5.1 million) in the accrued liabilities based on the best estimate of the management as of December 31, 2023. On September 7, 2022, the Court issued an order to freeze the disputed amount of total $1.2 million (RMB8.7 million) in the Company’s certain bank accounts to enforce the execution. As of the date of this filing, the Company has paid $23,079 (RMB163,862).